[Logo of Regions Morgan Keegan Select Fund]

Combined Annual Report

DATED NOVEMBER 30, 2002

President's Message

Dear Shareholders:

I am pleased to present the Annual Report for the Regions Morgan Keegan Select Funds. This report covers activity in the funds over the 12-month reporting period from December 1, 2001 through November 30, 2002. It begins with an investment review by each fund's portfolio manager (except the Treasury Money Market Fund and the Government Money Market Fund), which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete listing of fund holdings and the financial statements.

Fund-by-fund highlights over the reporting period are as follows:

Regions Morgan Keegan Select Treasury Money Market Fund

This fund's portfolio of U.S. Treasury money market securities continues to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money.1 The fund's net assets totaled $897.9 million at the end of the reporting period.

	Income Dividends	7-Day Net Yield (11/30/02)	Total Return
Class A Shares[2]	$0.011 per share	0.87%	1.11%
Class B Shares[2]	$0.008 per share	0.62%	0.85%

Regions Morgan Keegan Select Government Money Market Fund

This new all-government money market fund began operation on December 3, 2001 to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money.1 The fund's net assets totaled $73.4 million at the end of the reporting period.

	Income Dividends	7-Day Net Yield (11/30/02)	Total Return
Class A Shares[2] (from 12/3/01 through 11/30/02)	$0.014 per share	1.09%	1.36%

Regions Morgan Keegan Select Limited Maturity Government Fund

This diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment grade corporate bonds gives shareholders the opportunity to pursue income with limited principal volatility. The fund's net assets totaled $159.3 million at the end of the reporting period.

	Income Dividends	Capital Gain	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[3]	$0.40 per share	$0.007	3.95%	(0.76)%
Class B Shares[3]	$0.38 per share	$0.007	3.70%	(1.30)%
Class C Shares[3] (from 12/14/01 through 11/30/02)	$0.32 per share	$0.007	3.56%	2.56%

Regions Morgan Keegan Select Fixed Income Fund

The fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced income dividends and positive returns over the 12-month reporting period. The fund's net assets totaled $286.8 million at the end of the reporting period.

	Income Dividends	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[3]	$0.46 per share	6.96%	2.15%
Class B Shares[3]	$0.42 per share	6.65%	1.65%
Class C Shares[3] (from 12/3/01 through 11/30/02)	$0.37 per share	6.15%	4.09%

Regions Morgan Keegan Select Balanced Fund

This fund gives investors the opportunity to participate in stock and bond markets by investing in a combination of high-quality stocks and investment-grade corporate bonds and U.S. government bonds. The fund's net assets totaled $130.0 million at the end of the reporting period.

	Income Dividends	Capital Gain	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[4]	$0.24 per share	$0.26	(4.99)%	(10.22)%
Class B Shares[4]	$0.17 per share	$0.26	(5.32)%	(9.90)%
Class C Shares[4] (from 1/14/02 through 11/30/02)	$0.08 per share	$0.00	(5.31)%	(7.20)%

Regions Morgan Keegan Select Value Fund

The fund pursues income and growth of capital by investing primarily in large companies that are believed to be priced below their intrinsic value--stocks that generally represent a bargain--compared to the market as a whole. The fund's net assets totaled $223.1 million at the end of the reporting period.

	Income Dividends	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[4]	$0.13 per share	(11.47)%	(16.34)%
Class B Shares[4]	$0.06 per share	(11.81)%	(16.20)%
Class C Shares[4] (from 2/21/02 through 11/30/02)	$0.02 per share	(8.80)%	(10.64)%

Regions Morgan Keegan Select Growth Fund

The fund pursues growth of capital and income through a diversified portfolio of high-quality growth stocks issued by large, well-established U.S. companies--typically market leaders--with strong balance sheets and a record of attractive earnings. The fund's net assets totaled $364.8 million at the end of the reporting period.

	Income Dividends	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[4]	$0.003 per share	(14.65)%	(19.35)%
Class B Shares[4]	N/A	(14.91)%	(19.16)%
Class C Shares[4] (from 1/7/02 through 11/30/02)	N/A	(16.88)%	(18.55)%

Regions Morgan Keegan Select Aggressive Growth Fund

This fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of dynamic, small and mid-size American companies selected for their potential to achieve above-average growth.5 The fund's net assets totaled $168.4 million at the end of the reporting period.

	Income Dividends	Total Return (unadjusted)	Total Return (adjusted)
Class A Shares[4]	$0.02 per share	(12.07)%	(16.94)%
Class B Shares[4]	N/A	(12.39)%	(16.77)%
Class C Shares[4] (from 1/7/02 through 11/30/02)	N/A	(14.06)%	(15.77)%

While bonds continued to deliver positive returns and stocks remained weak, regardless of what the markets are doing, adding to your account on a regular basis and reinvesting your dividends in additional shares is a convenient, painless way to enjoy the benefit of compounding.6

Thank you for pursuing your financial goals through the Regions Morgan Keegan Select Funds. As we begin 2003, we renew our commitment to bring you the highest level of disciplined decision-making and personal service.

Sincerely,

/s/Peter J. Germain

Peter J. Germain
President

January 15, 2003

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Adjusted returns reflect a 4.50% sales charge applicable to Class A Shares; a 5.00% maximum contingent deferred sales charge applicable to Class B Shares redeemed within six years of their purchase; and a 1.00% sales charge and a contingent deferred sales charge of 1.00% applicable to Class C Shares redeemed within 18 months of their purchase.

4 Adjusted returns reflect a 5.50% sales charge applicable to Class A Shares; a 5.00% maximum contingent deferred sales charge applicable to Class B Shares redeemed within six years of their purchase; and a 1.00% sales charge and a contingent deferred sales charge of 1.00% applicable to Class C Shares redeemed within 18 months of their purchase.

5 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

6 Systematic investing does not ensure a profit or protect against a loss in a declining market.

Limited Maturity Government Fund

Management's Discussion of Fund Performance

This diversified portfolio of limited maturity U.S. Treasury, U.S. Government and investment grade corporate bonds allows shareholders the opportunity to pursue current income with limited principal volatility.

The fund's Class A, Class B and Class C Shares had positive total returns, for the fiscal year ended November 30, 2002, of 3.95%, 3.70%, and 3.56%, respectively. The fund's return is measured against the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC), which returned 5.09% for the reporting period.1

Throughout the reporting period, the fund maintained stringent quality standards, finishing the year with over 80% of the portfolio invested in government securities or collateralized by government securities. All other fixed income securities were investment grade with ratings of single A or higher at time of purchase. The extremely high credit quality of the portfolio impacted the performance somewhat. We are hopeful that the economy will improve in 2003, but will hold off on any major portfolio restructuring until a clear reversal trend is established.

1 MC1-3GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Indexes are unmanaged and investments cannot be made in an index.

Limited Maturity Government Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2002, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(0.76)%
Start of Performance (5/20/1998)	4.56%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001 a maximum sales charge of 4.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1-3GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Limited Maturity Government Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class B Shares (the "Fund") from December 12, 1993 (start of performance) to November 30, 2002, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(1.30)%
5 Years	5.04%
Start of Performance (12/12/1993)	5.14%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The ML1-3GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Limited Maturity Government Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class C Shares (the "Fund") from December 14, 2001 (start of performance) to November 30, 2002, compared to the Merrill Lynch 1-3 year Government/Corporate Index. (ML1-3GC)2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (12/14/2001)	2.56%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1-3GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Fixed Income Fund

Management's Discussion of Fund Performance

This diversified portfolio of intermediate term U.S. Treasury, U.S. Government and investment grade corporate bonds allows shareholders the opportunity to pursue a higher level of current income with some principal volatility.

The fund's Class A, Class B and Class C Shares produced total returns, for the fiscal year ended November 30, 2002 of 6.96%, 6.65% and 6.15%, respectively. This compared with the return of the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC) of 6.80%.1

The high credit quality of the fund's holding helped it avoid much of the effect of negative speculation as to the health of the corporate credit markets. The fund ended the reporting period with well over 60% in government securities or collateralized by government securities, reflecting our high credit quality standards. We are optimistic for an improving economy in the year ahead but will hold off on any major portfolio restructuring until a clear trend towards reversal is established.

1 ML1-10GC is an unmanaged market capitalization weighted index including U.S. Government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Indexes are unmanaged and investments cannot be made in an index.

Fixed Income Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2002, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	2.15%
Start of Performance (5/20/1998)	5.66%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001 a maximum sales charge of 4.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1-10GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Fixed Income Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class B Shares (the "Fund") from November 30, 1992 to November 30, 2002, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year

1.65%
5 Years

6.10%
10 Years

6.30%
Start of Performance (4/20/1992)

6.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The ML1-10GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Fixed Income Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class C Shares (the "Fund") from December 3, 2001 (start of performance) to November 30, 2002, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC).2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (12/3/2001)

4.09%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1-10GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Balanced Fund

Management's Discussion of Fund Performance

The advantage of a balanced fund is that it holds both stocks and bonds. As bad as 2002 was for holding stocks, it was positive if you held some bonds. For the fiscal year ended November 30, 2002, the fund's Class A, Class B and Class C Shares had a return of (4.99)%, (5.32)%, and (5.31)%, respectively. This compares with our peer group index, the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), that had a return of (4.85)%.1

We have been defensive with the fund for most of the reporting period. The stock holdings were near historic lows for the year, while cash holdings were near historic highs. The fund maintained its average weight in bonds for most of the year. We expect to reduce the bond allocation and increase the stock allocation as we believe stocks could outperform bonds over the next year.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The ML1-10GC is an unmanaged market capitalization weighted index including U.S. government and fixed-coupon domestic investment grade corporate bonds with at least $100 million per amount outstanding. Investments cannot be made in an index.

Balanced Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Balanced Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(10.22)%
Start of Performance (5/20/1998)	0.39%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500 and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2002, as indicated in the Fund's financial statements, was 54.2% in equities, 42.8% in debt instruments and the remainder in short-term liquid investments. The S&P 500/ML1-10GC, the S&P 500, and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. Lehman Brothers Government/Credit (Total) Index: Comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Balanced Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Balanced Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(9.90)%
5 Years	2.87%
Start of Performance (12/19/1994)	8.13%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500 and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2002, as indicated in the Fund's financial statements, was 54.2% in equities, 42.8% in debt instruments and the remainder in short-term liquid investments. The S&P 500/ML1-10GC, the S&P 500, and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Balanced Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Balanced Fund--Class C Shares (the "Fund") from January 14, 2002 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (1/14/2002)	(7.20)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% at the Fund's inception ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500 and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2002, as indicated in the Fund's financial statements, was 54.2% in equities, 42.8% in debt instruments and the remainder in short-term liquid investments. The S&P 500/ML1-10GC, the S&P 500, and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Value Fund

Management's Discussion of Fund Performance

In 2002, investors in equities were very disappointed. The returns for the fiscal year ended November 30, 2002 for Class A, Class B and Class C Shares were (11.47)%, (11.81)% and (8.80)%, respectively. Despite the disappointing return, the fund outperformed the Standard & Poor's 500/Barra Value Index (S&P 500/BV) (15.24)%.1

We were very cautious throughout 2002. The fund maintained an above-average cash position for most of the year which helped its return. The fund also benefited by holding some gold mining and defense stocks. After being cautious for a very long time, we are hopeful that the market is positioned for a stock market rally. We have increased the beta2 of the portfolio as a whole to take advantage of an improving investment climate.

1 S&P 500/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Indexes are unmanaged and investments cannot be made in an index.

2 Beta analyzes the market risk of a fund by showing how responsive the fund is to the market. The beta of the market is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

Value Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Value Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2002, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(16.34)%
Start of Performance (5/20/1998)	(4.10)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001 a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Value Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Value Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2002, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(16.20)%
5 Years	(1.20)%
Start of Performance (12/19/1994)	7.62%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Value Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Value Fund--Class C Shares (the "Fund") from February 21, 2002 (start of performance) to November 30, 2002, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (2/21/2002)	(10.64)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500/BV is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Growth Fund

Management's Discussion of Fund Performance

This was another difficult year for the equity markets and for large cap growth stocks in particular. For the fiscal year ended November 30, 2002, the fund's Class A, Class B and Class C Shares produced a total return of (14.65)%, (14.91)% and (16.88)%, respectively. Despite the negative return, the fund performed well relative to the Standard & Poor's 500 Index (S&P 500) (16.51)%.1

The fund's above-average cash position and a small position in gold mining stocks helped maintain its value during the year. This bear market is the third longest on record in duration and price decline so we are hopeful that 2003 will bring an end to the string of negative returns. Our goal remains to focus on buying individual stocks with solid long-term prospects at attractive prices.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

Growth Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Growth Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(19.35)%
Start of Performance (5/20/1998)	(4.79)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Growth Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Growth Fund--Class B Shares (the "Fund") from November 30, 1992 to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(19.16)%
5 Years	(0.42)%
10 Years	6.97%
Start of Performance (4/20/1992)	7.44%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Growth Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Growth Fund--Class C Shares (the "Fund") from January 7, 2002 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500).2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (1/7/2002)

(18.55)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Aggressive Growth Fund

Management's Discussion of Fund Performance

The fund's performance reflected the dismal state of the equity markets in 2002 by having a negative total return of (12.07)%, (12.39)% and (14.06)% for Class A, Class B and Class C Shares, respectively for the fiscal year ended November 30, 2002. Despite the negative returns, the fund performed well relative to the Standard & Poor's 500 Index (S&P 500) (16.51)% and its peers.1

Throughout the year, the fund maintained an above-average cash position and had some gold mining stocks in an effort to keep the fund's value during these difficult times. The investment climate remained weak all year despite the Federal Reserve's activity to lower interest rates. The corporate scandals and the fear of terrorism and possible war all worked to negatively impact consumer and investment confidence.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

Aggressive Growth Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class A Shares (the "Fund") from July 10, 2000 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGFI).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(16.94)%
Start of Performance (7/10/2000)	(7.33)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, the S&P MC 400/BG, and the LMGFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged. S&P Mid-Cap 400/Barra Growth Index is an unmanaged index that is constructed by dividing the stocks in S&P 400 Index according to a single attribute: price-to-book ratio. The index has firms with higher price-to-book ratios. Each company in the S&P 400 is assigned to either the Growth or Mid-Cap Index so that the indexes are capitalization-weighted, meaning that the stock is weighted in the appropriate index in proportion to its market value.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Aggressive Growth Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class B Shares (the "Fund") from June 30, 19932 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGFI).3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2002
1 Year	(16.77)%
5 Years	13.79%
Start of Performance (6/30/1993)	14.52%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 3.00% on any redemption less than one year from the purchase date. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund is the successor to a collective Trust Fund. The quoted performance data includes performance of the Collective Trust Fund for the period from 6/30/93 to 3/15/99 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P 500, the S&P MC 400/BG, and the LMGFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Aggressive Growth Fund--Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class C Shares (the "Fund") from January 7, 2002 (start of performance) to November 30, 2002 compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGFI).2

CUMULATIVE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2002
Start of Performance (1/7/2002)	(15.77)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% at the Fund's inception ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, the S&P MC 400/BG, and the LMGFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Treasury Money Market Fund
Portfolio of Investments

November 30, 2002

Principal Amount or Shares			Value
U.S. Treasury Obligations--90.3%
		U.S. Treasury Bills--90.3%
$812,000,000	(1,2)	1.000%, 12/5/2002- 4/3/2003 (at amortized cost)	$810,568,814

Mutual Fund Shares--9.0%
37,372,860		Federated U.S. Treasury Cash Reserves Fund	37,372,860
8,535,998		Goldman Sachs Fund Square Trust	8,535,998
35,158,319		Provident Institutional Federal Security Portfolio	35,158,319

		Total Mutual Fund Shares (at net asset value)	81,067,177

		Total Investments (at amortized cost)(3)	$891,635,991

(1) Yield at date of purchase.

(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($897,933,055) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Government Money Market Fund
Portfolio of Investments

November 30, 2002

Principal Amount

			Value
U.S. Government Agencies--27.2%
		Federal Home Loan Bank--8.9%
$6,500,000	(1)	1.000%-1.800%, 1/8/2003- 9/15/2003	$6,483,517

		Federal Home Loan Mortgage Corporation--2.7%
2,000,000	(1)	1.000%, 2/6/2003	1,994,826

		Federal National Mortgage Association--15.6%
11,500,000	(1)	1.000%, 12/18/2002- 5/2/2003	11,470,837

		Total U.S. Government Agencies (at amortized cost)	19,949,180

U.S. Treasury Obligations--41.5%
		U.S. Treasury Bills--41.5%
30,500,000	(1,2)	1.000%, 12/5/2002 - 5/1/2003 (at amortized cost)	30,438,450

Repurchase Agreements--30.2%
$11,000,000		Repurchase agreement with Fuji Government Securities, Inc., dated 11/29/2002, due 12/2/2002 at 1.20%, collateralized by U.S. Treasury Bills, due 2/13/2003 (repurchase proceeds $11,001,100) (cost of $11,000,000)	$11,000,000
11,134,859		Repurchase agreement with GX Clarke & Co., dated 11/29/2002, due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Bills, due 4/3/2003 (repurchase proceeds $11,136,019) (cost of $11,134,859)	11,134,859

		Total Repurchase Agreements	22,134,859

		Total Investments (at amortized cost)(3)	$72,522,489

(1) Yield at date of purchase.

(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($73,357,126) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund
Portfolio of Investments

November 30, 2002

Principal Amount			Value
Corporate Bonds--14.8%
		Banks--1.3%
$2,000,000		Bank of America Corp., 5.250%, 2/1/2007	$2,113,220

		Finance-Commercial--4.2%
2,000,000		General Electric Capital Corp., 5.375%, 1/15/2003	2,009,020
2,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	2,099,600
2,500,000		International Business Machines Corp., 4.875%, 10/1/2006	2,597,075

		Total	6,705,695

		Finance Diversified--1.3%
2,000,000		Citigroup, Inc., 5.700%, 2/6/2004	2,085,340

		Health Care-Diversified--1.3%
2,000,000		Abbott Laboratories, 5.600%, 10/1/2003	2,063,320

		Household Products--1.4%
2,000,000		Procter & Gamble Co., 6.600%, 12/15/2004	2,169,000

		Investment Bankers/Brokers/Services--3.9%
2,000,000		J.P. Morgan & Co., Inc., 5.750%, 2/25/2004	2,075,680
2,000,000		Merrill Lynch & Co., Inc., 4.540%, 3/8/2005	2,089,960
2,000,000		Morgan Stanley, 5.625%, 1/20/2004	2,066,660

		Total	6,232,300

		Oil & Gas--1.4%
2,000,000		ChevronTexaco Corp., 6.625%, 10/1/2004	2,156,200

		Total Corporate Bonds (identified cost $22,595,551)	23,525,075

Corporate Notes--1.2%
		Finance-Automotive--1.2%
2,000,000		Ford Motor Credit Co., 6.000%, 1/14/2003 (identified cost $2,002,820)	2,006,020

U.S. Government Agencies--57.0%
		Federal Farm Credit Bank--1.9%
$3,000,000		6.750%, 1/13/2003	$3,019,320

		Federal Home Loan Bank--19.5%
3,000,000		3.850%, 7/22/2005	3,037,440
3,000,000	(1)	4.000%, 2/15/2005	3,100,770
3,500,000		4.125%, 5/13/2005	3,629,535
3,500,000		4.375%, 2/15/2005	3,645,530
3,000,000		4.625%, 8/13/2004	3,124,560
4,000,000		4.875%, 5/14/2004	4,226,920
4,000,000		5.125%, 9/15/2003	4,114,360
2,000,000		5.375%, 1/5/2004	2,078,020
4,000,000		7.000%, 2/14/2003	4,046,320

		Total	31,003,455

		Federal Home Loan Mortgage Corporation--11.1%
5,000,000	(1)	3.750%, 4/15/2004	5,124,700
5,000,000	(1)	3.875%, 2/15/2005	5,154,600
4,000,000		4.375%, 5/9/2005	4,045,160
3,300,000		7.000%, 2/15/2003	3,338,709

		Total	17,663,169

		Federal National Mortgage Association--24.5%
3,000,000		3.125%, 8/15/2005	3,014,310
3,000,000		3.780%, 8/9/2004	3,026,250
3,000,000		4.100%, 2/28/2005	3,017,250
4,000,000		4.375%, 10/15/2006	4,159,920
3,000,000		4.450%, 5/3/2005	3,087,630
4,000,000		4.625%, 5/15/2003	4,059,880
4,000,000	(1)	4.750%, 11/14/2003	4,119,800
3,000,000		4.750%, 3/15/2004	3,111,000
4,000,000	(1)	5.125%, 2/13/2004	4,157,600
3,000,000		5.150%, 5/16/2007	3,043,050
4,000,000		6.500%, 8/15/2004	4,291,320

		Total	39,088,010

		Total U.S. Government Agencies (identified cost $88,471,239)	90,773,954

U.S. Treasury Obligations--19.7%
		U.S. Treasury Notes--19.7%
$5,000,000	(1)	3.000%, 1/31/2004	$5,079,500
2,500,000	(1)	3.250%, 5/31/2004	2,553,825
2,000,000	(1)	3.250%, 8/15/2007	2,003,340
2,000,000	(1)	3.500%, 11/15/2006	2,040,600
5,000,000	(1)	3.625%, 3/31/2004	5,127,350
4,000,000	(1)	5.250%, 5/15/2004	4,201,440
3,000,000	(1)	5.375%, 6/30/2003	3,070,830
3,000,000	(1)	5.500%, 5/31/2003	3,062,580
4,000,000	(1)	6.000%, 8/15/2004	4,274,720

		Total U.S. Treasury Obligations (identified cost $30,557,512)	31,414,185

Repurchase Agreement--6.5%
10,289,950		Repurchase agreements with GX Clarke & Co., dated 11/29/2002 due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Note due 2/15/2004 (repurchase proceeds $10,291,022) (cost of $10,289,950)	10,289,950

		Total Investments (identified cost $153,917,072)(2)	$158,009,184

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The cost of investments for federal tax purposes amounts to $153,916,382. The net unrealized appreciation of investments on a federal tax basis amounts to $4,092,802 which is comprised of $4,236,173 appreciation and $143,371 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($159,261,356) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund
Portfolio of Investments

November 30, 2002

Principal Amount			Value
Corporate Bonds--31.0%
		Consumer Durables--1.3%
		Computer Hardware
$3,500,000	(1)	International Business Machines Corp., 4.875%, 10/1/2006	$3,635,905

		Consumer Non-Durables--5.3%
		Packaged Foods
3,000,000		Campbell Soup Co., Note, 6.90%, 10/15/2006	3,304,530
5,000,000		Sara Lee Corp., Note, 5.95%, 1/20/2005	5,319,750

		Total	8,624,280

		Personal Care
3,000,000		Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,333,150

		Publishing-Newspapers
3,000,000		Washington Post Co., Note, 5.50%, 2/15/2009	3,147,870

		Total Consumer Non-Durables	15,105,300

		Consumer Services--1.5%
		Restaurants
4,000,000		McDonald's Corp., Note, 5.95%, 1/15/2008	4,328,880

		Energy--3.5%
		Oil-Domestic
2,000,000		Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,154,820

		Oil-International
4,500,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	4,713,120
3,000,000		ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,234,300

		Total	7,947,420

		Total Energy	10,102,240

		Finance--16.8%
		Finance-Automotive
5,000,000		Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	5,015,050
5,000,000		General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	5,020,150

		Total	10,035,200

Corporate Bonds--Continued
		Finance--Continued
		Finance Companies
$2,000,000		American General Finance Corp., Note, 6.05%, 4/9/2003	$2,031,680
5,000,000	(1)	General Electric Capital Corp., Note, Series MTN Series A, 5.375%, 3/15/2007	5,249,000
3,000,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,981,850

		Total	10,262,530

		Investment Bankers/Brokers/Services
8,000,000		J.P. Morgan Chase & Co., Note, 5.35%, 3/1/2007	8,205,040
5,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	5,227,450
5,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	5,044,600
3,000,000		Merrill Lynch & Co., Inc., Note, Series B MTN, 4.54%, 3/8/2005	3,134,940
2,000,000		Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	2,066,660

		Total	23,678,690

		Major Banks
4,000,000		Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,268,520

		Total Finance	48,244,940

		Utilities--2.6%
		Electrical Equipment
5,000,000		Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	5,431,650

		Major U.S. Telecommunications
2,000,000		New York Telephone Co., Unsecd. Note, 5.875%, 9/1/2003	2,058,860

		Total Utilities	7,490,510

		Total Corporate Bonds (identified cost $84,086,634)	88,907,775

U.S. Government Agencies--45.2%
		Federal Farm Credit Bank--3.8%
$3,000,000		5.25%, 12/28/2005	$3,209,610
5,000,000		5.79%, 3/15/2006	5,431,850
2,000,000		6.50%, 9/29/2006	2,232,960

		Total	10,874,420

		Federal Home Loan Bank--16.2%
5,000,000		3.85%, 7/22/2005	5,062,400
5,000,000		5.25%, 2/13/2004	5,204,350
5,000,000		5.375%, 2/15/2006	5,358,550
2,000,000		5.615%, 3/1/2006	2,160,040
4,000,000		5.80%, 3/30/2009	4,367,560
2,000,000		5.85%, 2/27/2008	2,195,060
3,000,000		5.875%, 11/15/2007	3,301,620
2,005,000		6.375%, 8/15/2006	2,225,069
8,000,000		6.50%, 11/15/2006	8,942,400
7,000,000		7.125%, 2/15/2005	7,701,330

		Total	46,518,379

		Federal Home Loan Mortgage Corporation--10.0%
7,000,000		5.75%, 3/15/2009	7,620,270
5,000,000		5.75%, 4/15/2008	5,469,750
4,000,000		5.75%, 4/29/2009	4,153,400
10,000,000		6.625%, 9/15/2009	11,383,800

		Total	28,627,220

		Federal National Mortgage Association--13.0%
4,000,000	(1)	2.875%, 10/15/2005	4,011,880
4,000,000		4.10%, 2/28/2005	4,023,000
7,000,000	(1)	4.375%, 9/15/2012	6,784,260
4,000,000		4.75%, 3/15/2004	4,148,000
4,000,000		5.00%, 1/15/2007	4,246,080
4,000,000	(1)	5.75%, 4/15/2003	4,065,800
U.S. Government Agencies--Continued
		Federal National Mortgage Association--Continued
$4,000,000		6.00%, 5/15/2008	$4,413,400
5,000,000		6.625%, 9/15/2009	5,691,900

		Total	37,384,320

		Government National Mortgage Association--2.2%
5,948,439		6.50%, 6/15/2031	6,199,403

		Total U.S. Government Agencies (identified cost $120,755,698)	129,603,742

U.S. Treasury Obligations--14.7%
		U.S. Treasury Notes--14.7%
4,000,000	(1)	3.25%, 5/31/2004	4,086,120
4,000,000	(1)	3.25%, 8/15/2007	4,006,680
6,000,000	(1)	4.375%, 8/15/2012	6,079,200
5,000,000	(1)	4.75%, 11/15/2008	5,313,850
3,000,000	(1)	4.75%, 2/15/2004	3,113,160
3,000,000	(1)	5.625%, 2/15/2006	3,275,310
3,000,000	(1)	5.875%, 11/15/2005	3,284,340
5,000,000	(1)	6.00%, 8/15/2004	5,343,400
3,000,000	(1)	6.50%, 10/15/2006	3,389,220
4,000,000	(1)	6.50%, 5/15/2005	4,403,880

		Total U.S. Treasury Obligations (identified cost $40,538,237)	42,295,160

Repurchase Agreement--8.4%
24,040,804		Repurchase agreements with GX Clarke & Co., dated 11/29/2002 due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Bill due 12/26/2002 (repurchase proceeds $24,043,308) (cost of $24,040,804)	24,040,804

		Total Investments (identified cost $269,421,373)(2)	$284,847,481

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The cost of investments for federal tax purposes amounts to $269,421,373. The net unrealized appreciation of investments on a federal tax basis amounts to $15,426,108 which is comprised of $15,780,644 appreciation and $354,536 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($286,788,191) at November 30, 2002.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Balanced Fund
Portfolio of Investments

November 30, 2002

Shares			Value
Common Stocks--52.1%
		Basic Materials--0.5%
		Metals & Mining
12,000		Nucor Corp.	$602,880

		Commercial Services--0.6%
		Food Distributors
32,000		ConAgra, Inc.	779,840

		Consumer Cyclicals--3.2%
		Retail-Apparel
40,000	(1)	Abercrombie & Fitch Co., Class A	994,800
40,000	(1)	American Eagle Outfitters, Inc.	764,800
36,000	(1)	Bed Bath & Beyond, Inc.	1,248,840
70,000		Gap (The), Inc.	1,112,300

		Total Consumer Cyclicals	4,120,740

		Consumer Discretionary--1.4%
		Auto Components
50,000		Goodyear Tire & Rubber Co.	412,000

		Media
32,000	(1)	Clear Channel Communications, Inc.	1,390,720

		Total Consumer Discretionary	1,802,720

		Consumer Durables--2.1%
		Beverages-Alcoholic
20,000		Anheuser-Busch Cos., Inc.	982,400

		Soft Drink
40,000		PepsiCo, Inc.	1,699,200

		Total Consumer Durables	2,681,600

		Consumer Non-Durables--1.0%
		Packaged Goods/Cosmetics
10,000		Kimberly-Clark Corp.	503,200
10,000		Procter & Gamble Co.	840,000

		Total Consumer Non-Durables	1,343,200

		Consumer Services--1.5%
		Restaurants & Leisure
16,000	(1)	International Game Technology	1,233,600
40,000		McDonald's Corp.	740,000

		Total Consumer Services	1,973,600

Common Stocks--Continued
		Consumer Staples--4.4%
		Personal Products
36,000		Gillette Co.	$1,091,520

		Retail-Drug Stores
36,000		CVS Corp.	967,680

		Tobacco
36,000		Philip Morris Cos., Inc.	1,357,920
70,000		UST, Inc.	2,254,000

		Total	3,611,920

		Total Consumer Staples	5,671,120

		Energy Minerals--2.7%
		International Oil Companies
30,000		Exxon Mobil Corp.	1,044,000

		Oil Domestic
20,000		Conoco Phillips	956,200

		Oil-Exploration & Production
50,000		Marathon Oil Corp.	1,000,000
16,000		Unocal Corp.	474,400

		Total	1,474,400

		Total Energy Minerals	3,474,600

		Electronic Technology--6.7%
		Computer-Communications
80,000	(1)	Cisco Systems, Inc.	1,193,600

		Electronic Data Processing
30,000	(1)	Dell Computer Corp.	857,100
50,000		Hewlett-Packard Co.	974,000
16,000		International Business Machines Corp.	1,393,600
80,000	(1)	Sun Microsystems, Inc.	343,280

		Total	3,567,980

		Semiconductors
60,000		Intel Corp.	1,252,800

		Telecommunication-Equipment
50,000	(1)	Applied Materials, Inc.	852,500
30,000	(1,2)	NVIDIA Corp.	513,900
16,000	(1)	Novellus Systems, Inc.	580,640
40,000		Texas Instruments, Inc.	804,400

		Total	2,751,440

		Total Electronic Technology	8,765,820

Common Stocks--Continued
		Finance--9.2%
		Diversified Financials Services
20,000		American Express Co.	$778,600
20,000		Federal National Mortgage Association	1,261,000
20,000		Franklin Resources, Inc.	739,000
100,000		Schwab (Charles) Corp.	1,154,000

		Total	3,932,600

		Insurance-Brokers
29,000		Marsh & McLennan Cos., Inc.	1,368,800

		Life Insurance
28,000		Gallagher (Arthur J.) & Co.	788,760
22,000		Jefferson-Pilot Corp.	839,300

		Total	1,628,060

		Major Banks
20,000	(2)	Bank of America Corp.	1,401,600
12,000		Bank of New York Co., Inc.	364,200
40,000		KeyCorp	1,043,600
6,000		Washington Mutual, Inc.	215,880
14,000		Wells Fargo & Co.	646,940

		Total	3,672,220

		Multi-Line Insurance
20,000		American International Group, Inc.	1,303,000

		Total Finance	11,904,680

		Health Technology--6.9%
		Biotechnology
16,000	(1)	Amgen, Inc.	755,200

		Health Care Equipment & Supplies
6,000		Medtronic, Inc.	280,500

		Health Care Providers & Services
14,000	(1)	Express Scripts, Inc., Class A	708,400

		Major Pharmaceuticals
20,000		Abbott Laboratories	875,600
9,000	(1)	Forest Laboratories, Inc.	965,970
Common Stocks--Continued
		Health Technology --Continued
		Major Pharmaceuticals--Continued
30,000		Johnson & Johnson	$1,710,600
20,000		Lilly (Eli) & Co.	1,366,000
54,000		Pfizer, Inc.	1,703,160
16,000		Wyeth	614,880

		Total	7,236,210

		Total Health Technology	8,980,310

		Industrials--1.8%
		Air Freight & Logistics
10,000		FedEx Corp.	525,700

		Airlines
30,000		Southwest Airlines Co.	498,000

		Industrial Conglomerates
50,000		General Electric Co.	1,355,000

		Total Industrials	2,378,700

		Industrial Services--0.7%
		Oilfield Services Equipment
60,000	(1)	Lone Star Technologies, Inc.	927,000

		Information Technology--3.2%
		Electronic Equipment & Instruments
80,000	(1)	Flextronics International Ltd.	880,800

		Semiconductor Equipment & Products
16,000	(1,2)	Cabot Microelectronics Corp.	965,600
20,000	(1)	KLA-Tencor Corp.	883,400
20,000	(1)	Xilinx, Inc.	492,800

		Total	2,341,800

		Software
16,000	(1)	Microsoft Corp.	925,120

		Total Information Technology	4,147,720

Shares or Principal Amount			Value
Common Stocks--Continued
		Retail Trade--4.9%
		Building Materials Chains
20,000		Home Depot, Inc.	$528,400
32,000		Lowe's Cos., Inc.	1,328,000

		Total	1,856,400

		Discount Store
30,000		Family Dollar Stores, Inc.	884,700
20,000		Costco Wholesale Corp.	646,000
18,000		Wal-Mart Stores, Inc.	974,880

		Total	2,505,580

		Multiline Retail
32,000		Target Corp.	1,112,960

		Specialty Retail
10,000	(1)	Best Buy Co., Inc.	276,800
6,000	(1)	CDW Computer Centers, Inc.	305,820
40,000		Circuit City Stores, Inc.	387,200

		Total	969,820

		Total Retail Trade	6,444,760

		Utilities--1.3%
		Electric Utilities: South
50,000		Duke Energy Corp.	987,000
20,000		Southern Co.	523,200
14,000		TXU Corp.	215,880

		Total Utilities	1,726,080

		Total Common Stocks (identified cost $62,912,576)	67,725,370

Corporate Bonds--15.3%
		Consumer Durables--0.8%
		Railroads
$1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	1,065,490

		Finance--10.2%
		Finance Companies
2,000,000	(2)	American Express Credit Corp., Note, MTN Series B, 4.25%, 2/7/2005	2,064,300

Principal Amount			Value
Corporate Bonds--Continued
		Finance--Continued
		Finance Companies--Continued
$1,000,000		American General Finance Corp., Note, 6.05%, 4/9/2003	$1,015,840
2,000,000		Boeing Capital Corp., 5.75%, 2/15/2007	2,070,160

		Total	5,150,300

		Financial Diversified
1,000,000	(2)	General Electric Capital Corp., Note, 4.25%, 1/28/2005	1,036,800
2,500,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,484,875

		Total	3,521,675

		Investment Bankers/Brokers/Services
1,000,000		J.P. Morgan Chase & Co., Note, 5.35%, 3/1/2007	1,025,630
1,000,000		Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	1,033,330
1,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,008,920
1,500,000		Merrill Lynch & Co., Inc., Note, MTN Series B, 4.54%, 3/8/2005	1,567,470

		Total	4,635,350

		Total Finance	13,307,325

		Technology--1.2%
		Technology Products
1,500,000	(2)	International Business Machines Corp., Note 4.875%, 10/1/2006	1,558,245

		Utilities--3.1%
		Oil International
1,750,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	1,832,880

		Telecommunication-Cellular
2,000,000	(2)	SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,120,840

		Total Utilities	3,953,720

		Total Corporate Bonds (identified cost $19,123,566)	19,884,780

U.S. Government Agencies--17.6%
		Federal Home Loan Bank--8.2%
$2,000,000		4.50%, 8/14/2009	$2,031,840
2,000,000		4.625%, 8/13/2004	2,083,040
2,000,000		4.875%, 11/15/2006	2,116,100
2,000,000		5.375%, 2/15/2006	2,143,420
2,000,000		6.50%, 11/15/2006	2,235,600

		Total	10,610,000

		Federal National Mortgage Association--9.4%
2,000,000	(2)	4.375%, 9/15/2012	1,938,360
2,000,000		4.625%, 5/15/2003	2,029,940
3,000,000		4.75%, 3/15/2004	3,111,000
2,000,000	(2)	5.25%, 4/15/2007	2,140,840
3,000,000		5.75%, 4/15/2003	3,049,350

		Total	12,269,490

		Total U.S. Government Agencies (identified cost $22,055,675)	22,879,490

U.S. Treasury Obligations--9.9%
		U.S. Treasury Notes--9.9%
$2,000,000	(2)	4.375%, 8/15/2012	$2,026,400
2,000,000	(2)	4.75%, 2/15/2004	2,075,440
3,000,000	(2)	5.25%, 5/15/2004	3,151,080
3,000,000	(2)	6.50%, 10/15/2006	3,389,220
2,000,000	(2)	6.50%, 5/15/2005	2,201,940

		Total U.S. Treasury Obligations (identified cost $12,127,907)	12,844,080

Exchange Traded Funds--2.1%
100,000	(1,2)	Nasdaq Index Tracking Stock (identified cost $2,504,026)	2,762,000

Repurchase Agreement--3.7%
4,791,964		Repurchase agreement with GX Clarke & Co., dated 11/29/2002, due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Notes, due 3/31/2003 (repurchase proceeds $4,792,463) (cost of $4,791,964)	4,791,964

		Total Investments (identified cost $123,515,714)(3)	$130,887,684

(1) Non-income producing security.

(2) Certain shares/principal amounts are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $123,565,520. The net unrealized appreciation of investments on a federal tax basis amounts to $7,322,164 which is comprised of $12,744,891 appreciation and $5,422,727 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($129,965,698) at November 30, 2002.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Value Fund
Portfolio of Investments

November 30, 2002

Shares			Value
Common Stocks--90.1%
		Capital Goods--4.7%
		Aerospace & Defense
55,000		General Dynamics Corp.	$4,479,750
62,000	(1)	Northrop Grumman Corp.	6,008,420

		Total Capital Goods	10,488,170

		Commercial Services--3.7%
		Food Distributors
180,000		ConAgra, Inc.	4,386,600
100,000		Kraft Foods, Inc., Class A	3,756,000

		Total Commercial Services	8,142,600

		Consumer Cyclicals--4.2%
		Retail-General Merchandise
94,000		Costco Wholesale Corp.	3,036,200
70,000		Target Corp.	2,434,600

		Total	5,470,800

		Specialty Retail
145,000		Home Depot, Inc.	3,830,900

		Total Consumer Cyclicals	9,301,700

		Consumer Discretionary--4.4%
		Media
125,000	(2)	Clear Channel Communications, Inc.	5,432,500
190,000	(1,2)	Comcast Corp., Class A	4,332,000

		Total Consumer Discretionary	9,764,500

		Consumer Staples--2.2%
		Beverages
76,000		Coors Adolph Co., Class B	4,929,360

		Electronic Technology--11.6%
		Electronics-Defense
198,000		Raytheon Co.	5,775,660

		Electronics-Semiconductor
320,000	(2)	Applied Materials, Inc.	5,456,000
240,000		Intel Corp.	5,011,200
85,000	(2)	Novellus Systems, Inc.	3,084,650
400,000	(2)	Teradyne, Inc.	6,556,000

		Total	20,107,850

		Total Electronic Technology	25,883,510

Common Stocks--Continued
		Energy Minerals--8.1%
		International Oil Companies
$57,325		ChevronTexaco Corp.	$3,842,495
175,000		Exxon Mobil Corp.	6,090,000

		Total	9,932,495

		Oil-Domestic
86,000		ConocoPhillips	4,111,660

		Oil-Exploration & Production
132,000		Unocal Corp.	3,913,800

		Total Energy Minerals	17,957,955

		Finance--19.6%
		Finance Diversified
30	(2)	Berkshire Hathaway, Inc., Class A	2,169,000

		Major Banks
61,000	(1)	Bank of America Corp.	4,274,880
100,000		KeyCorp	2,609,000
122,000		Wachovia Corp.	4,288,300
122,000		Washington Mutual, Inc.	4,389,560
82,000		Wells Fargo & Co.	3,789,220

		Total	19,350,960

		Investment Bankers/Brokers/Services
235,000		Citigroup, Inc.	9,136,800
120,000		Merrill Lynch & Co., Inc.	5,220,000
173,000		Morgan Stanley	7,826,520

		Total	22,183,320

		Total Finance	43,703,280

		Health Care/Drug--5.5%
		Health Care-Diversified
62,000		Abbott Laboratories	2,714,360
196,000		Bristol-Myers Squibb Co.	5,194,000
75,000		Merck & Co., Inc.	4,455,750

		Total Health Care/Drug	12,364,110

		Industrials--3.3%
		Air Freight & Logistics
68,000		FedEx Corp.	3,574,760

		Machinery
82,000		Ingersoll-Rand Co., Class A	3,788,400

		Total Industrials	7,363,160

Shares			Value
Common Stocks--Continued
		Information Technology--6.6%
		Communications Equipment
200,000	(2)	Cisco Systems, Inc.	$2,984,000

		Electronic Equipment & Instruments
200,000	(2)	Flextronics International Ltd.	2,202,000

		IT Consulting & Services
300,000		Electronic Data Systems Corp.	5,562,000

		Software
220,000	(2)	BMC Software, Inc.	3,938,000

		Total Information Technology	14,686,000

		Life Insurance--3.0%
104,000		American International Group, Inc.	6,775,600

		Materials--2.8%
		Metals & Mining
88,000		Alcoa, Inc.	2,248,400
80,000		Nucor Corp.	4,019,200

		Total Materials	6,267,600

Shares or Principal Amount			Value
Common Stocks--Continued
		Process Industries--6.4%
		Chemicals
170,800		Du Pont (E.I.) de Nemours & Co.	$7,621,096
56,650		Eastman Chemical Co.	2,216,714

		Total	9,837,810

		Paper
84,000		Weyerhaeuser Co.	4,418,400

		Total Process Industries	14,256,210

		Transportation--2.0%
		Airlines
273,000		Southwest Airlines Co.	4,531,800

		Utilities--2.0%
		Major U.S. Telecommunications
106,000		Verizon Communications	4,439,280

		Total Common Stocks (identified cost $191,486,532)	200,854,835

Exchange Traded Fund--5.1%
121,875	(1)	Standard & Poor's Depositary Receipts (identified cost $10,302,274)	11,450,156

Repurchase Agreement--5.4%
$12,064,489		Repurchase agreements with GX Clarke & Co., dated 11/29/2002 due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Bill due 12/26/2002 (repurchase proceeds $12,065,746) (cost of $12,064,489)	12,064,489

		Total Investments (identified cost $213,853,295)(3)	$224,369,480

(1) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The cost of investments for federal tax purposes amounts to $214,328,113. The net unrealized appreciation of investments on a federal tax basis amounts to $10,041,367 which is comprised of $18,515,361 appreciation and $8,473,994 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($223,065,427) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Growth Fund
Portfolio of Investments

November 30, 2002

Shares			Value
Common Stocks--85.3%
		Biotechnology--1.9%
		Biotechnology
100,000	(1)	Amgen, Inc.	$4,720,000
80,000	(1)	Medimmune, Inc.	2,110,400

		Total	6,830,400

		Capital Goods--3.0%
		Equipment-Machinery
400,000		General Electric Co.	10,840,000

		Commercial Cyclical--18.0%
		Business Services
140,000		Automatic Data Processing, Inc.	6,085,800

		Gaming & Lottery
110,000	(1)	International Game Technology	8,481,000

		Merchandise/Mass Merchandising
160,000		Target Corp.	5,564,800
240,000		Wal-Mart Stores, Inc.	12,998,400

		Total	18,563,200

		Merchandise/Specialty
100,000		Home Depot, Inc.	2,642,000
100,000		Lowe's Cos., Inc.	4,150,000

		Total	6,792,000

		Restaurants
100,000		McDonald's Corp.	1,850,000

		Retail-Apparel
300,000	(1)	Abercrombie & Fitch Co., Class A	7,461,000
400,000		Gap (The), Inc.	6,356,000

		Total	13,817,000

		Retail-Discounters
180,000		Family Dollar Stores, Inc.	5,308,200

		Retail Specialty
60,000	(1)	Bed Bath & Beyond, Inc.	2,081,400

		Retail Technology
100,000	(1)	Best Buy Co., Inc.	2,768,000

		Total Commercial Cyclical	65,746,600

Common Stocks--Continued
		Commercial Non-Cyclical--4.8%
		Beverages-Alcoholic
80,000		Anheuser-Busch Cos., Inc.	$3,929,600

		Cosmetics/Household
50,000		Colgate-Palmolive Co.	2,569,500
140,000		Gillette Co.	4,244,800
50,000		Kimberly-Clark Corp.	2,516,000
50,000		Procter & Gamble Co.	4,200,000

		Total	13,530,300

		Total Commercial Non-Cyclical	17,459,900

		Consumer Staples--7.3%
		Retail-Drug Stores
220,000		CVS Corp.	5,913,600

		Tobacco
260,000		Philip Morris Cos., Inc.	9,807,200
340,000		UST, Inc.	10,948,000

		Total	20,755,200

		Total Consumer Staples	26,668,800

		Energy--1.1%
		Oil & Gas Drill Equipment
80,000	(1,2)	Cooper Cameron Corp.	4,100,800

		Finance--7.0%
		Finance Companies
200,000		American Express Co.	7,786,000
80,000		Franklin Resources, Inc.	2,956,000

		Total	10,742,000

		Insurance
160,000	(2)	Gallagher (Arthur J.) & Co.	4,507,200

		Investment Bankers/Brokers/Services
50,000		Federal National Mortgage Association	3,152,500
80,000		Mellon Financial Corp.	2,404,000
400,000		Schwab (Charles) Corp.	4,616,000

		Total	10,172,500

		Total Finance	25,421,700

Shares			Value
Common Stocks--Continued
		Food & Beverages--3.8%
100,000		Coca-Cola Co.	$4,564,000
220,000		PepsiCo, Inc.	9,345,600

		Total Food & Beverages	13,909,600

		Healthcare/Drug--8.3%
40,000	(1)	Forest Laboratories, Inc., Class A	4,293,200
40,000		Lilly (Eli) & Co.	2,732,000
80,000		Merck & Co., Inc.	4,752,800
360,000		Pfizer, Inc.	11,354,400
40,000		UnitedHealth Group, Inc.	3,258,000
100,000		Wyeth	3,843,000

		Total Healthcare/Drug	30,233,400

		Hospital Supplies--6.0%
140,000		Abbott Laboratories	6,129,200
140,000		Baxter International, Inc.	4,478,600
140,000		Johnson & Johnson	7,982,800
70,000		Medtronic, Inc.	3,272,500

		Total Hospital Supplies	21,863,100

		Technology--22.9%
400,000	(1)	Applied Materials, Inc.	6,820,000
300,000	(1)	Cisco Systems, Inc.	4,476,000
400,000	(1)	EMC Corp. Mass	2,900,000
500,000	(1)	Flextronics International Ltd.	5,505,000
500,000		Intel Corp.	10,440,000
70,000		International Business Machines Corp.	6,097,000
120,000	(1)	KLA-Tencor Corp.	5,300,400
240,000	(1)	Lam Research Corp.	3,897,600
200,000	(1)	Microsoft Corp.	11,564,000
200,000	(1,2)	NVIDIA Corp.	3,426,000

Shares or Principal Amount			Value
Common Stocks--Continued
		Technology--Continued
80,000	(1)	Novellus Systems, Inc.	$2,903,200
400,000	(1)	Oracle Corp.	4,860,000
600,000	(1)	Sun Microsystems, Inc.	2,574,600
40,000	(1)	SunGuard Data Systems, Inc.	934,800
300,000		Texas Instruments, Inc.	6,033,000
240,000	(1)	Xilinx, Inc.	5,913,600

		Total Technology	83,645,200

		Telecommunication--1.2%
		Media
100,000	(1)	Clear Channel Communications, Inc.	4,346,000

		Total Common Stocks (identified cost $278,814,628)	311,065,500

Exchange Traded Funds--5.8%
500,000	(1,2)	Nasdaq Index Tracking Stock	13,810,000
80,000	(2)	Standard & Poor's Depositary Receipts	7,516,000

		Total Exchange Traded Funds (identified Cost $19,253,240)	21,326,000

Repurchase Agreement--8.9%
$32,465,161		Repurchase agreement with GX Clarke & Co., dated 11/29/2002, due 12/2/2002 at 1.25% collateralized by U.S. Treasury Notes, due 2/15/2004 (repurchase proceeds $32,468,543) (cost of $32,465,161)	32,465,161

		Total Investments (identified cost $330,533,029)(3)	$364,856,661

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $330,555,946. The net unrealized appreciation of investments on a federal tax basis amounts to $34,300,715 which is comprised of $53,054,735 appreciation and $18,754,020 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($364,845,228) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Aggressive Growth Fund
Portfolio of Investments

November 30, 2002

Shares			Value
Common Stocks--86.7%
		Basic Materials--2.5%
		Chemicals
70,000	(1,2)	Cabot Microelectronics Corp.	$4,224,500

		Commercial Services--3.0%
		Computers Systems
50,000	(1)	Investment Technology Group, Inc.	1,473,500

		Data Processing
100,000	(1)	BISYS Group, Inc.	2,028,000
40,000	(1)	DST Systems, Inc.	1,518,000

		Total	3,546,000

		Total Commercial Services	5,019,500

		Consumer Cyclical--19.1%
		Game & Lottery
50,000	(1)	International Game Technology	3,855,000

		Merchandise General
140,000	(1)	BJ's Wholesale Club, Inc.	2,689,400

		Merchandise/Specialty
240,000	(1)	American Eagle Outfitters, Inc.	4,588,800
140,000	(1)	Chicos Fas, Inc.	3,147,200
120,000	(1)	Dollar Tree Stores, Inc.	3,522,000
40,000	(1)	Timberland Co., Class A	1,460,800

		Total	12,718,800

		Retail-Apparel
260,000	(1)	Abercrombie & Fitch Co., Class A	6,466,200

		Retail-Computers & Electronics
50,000	(1)	CDW Computer Centers, Inc.	2,548,500
80,000		Circuit City Stores, Inc.	774,400

		Total	3,322,900

		Retail Specialty
160,000		Pier 1 Imports, Inc.	3,121,600

		Total Consumer Cyclical	32,173,900

		Consumer Non-Cyclical--3.8%
200,000		Tobacco UST, Inc.	6,440,000

Shares			Value
Common Stocks--Continued
		Consumer Services--3.2%
		Restaurants
60,000	(1)	Brinker International, Inc.	$1,788,000
100,000	(1)	Outback Steakhouse, Inc.	3,550,000

		Total Consumer Services	5,338,000

		Electronic Technology--8.9%
		Computers-Software/Services
40,000	(1)	Affiliated Computer Services, Inc., Class A	2,000,000
240,000	(1)	Siebel Systems, Inc.	2,042,400
10,000	(1)	Symantec Corp.	437,300
30,000	(1)	Synopsys, Inc.	1,559,400

		Total	6,039,100

		Semiconductors
80,000	(1)	Fairchild Semiconductor International, Inc., Class A	1,224,800
340,000	(1)	Flextronics International Ltd.	3,743,400
140,000	(1)	Microchip Technology, Inc.	4,026,400

		Total	8,994,600

		Total Electronic Technology	15,033,700

		Energy--3.8%
		Oil & Gas-Drill & Equipment
70,000	(1)	Lone Star Technologies, Inc.	1,081,500
50,000	(1)	Smith International, Inc.	1,700,000
60,000	(1)	Weatherford International Ltd.	2,420,400

		Total	5,201,900

		Oil-Exploration & Production
40,000	(1)	The Houston Exploration Co.	1,252,000

		Total Energy	6,453,900

		Finance--15.7%
		Investment Bankers/Brokers/Services
600,000	(1)	E*Trade Group, Inc.	3,408,000
200,000		Gallagher (Arthur J.) & Co.	5,634,000
120,000		Legg Mason, Inc.	6,201,600
Shares			Value
Common Stocks--Continued
		Finance--Continued
		Investment Bankers/Brokers/Services--Continued
400,000		Stilwell Financial, Inc.	$5,888,000

		Total	21,131,600

		Major Banks
40,000		Banknorth Group, Inc.	881,200
60,000		National Commerce Financial Corp.	1,495,800
40,000		TCF Financial Corp.	1,706,000
40,000		Wilmington Trust Corp.	1,264,000

		Total	5,347,000

		Total Finance	26,478,600

		Healthcare/Drug--19.6%
		Biotechnology
140,000	(1)	Gilead Sciences, Inc.	5,527,200
220,000	(1)	Millennium Pharmaceuticals, Inc.	2,202,200

		Total	7,729,400

		Healthcare-Managed Care
60,000	(1)	Express Scripts, Inc., Class A	3,036,000
80,000	(1)	First Health Group Corp.	1,908,800

		Total	4,944,800

		Healthcare-Specialized Services
100,000	(1)	Lincare Holdings, Inc.	3,272,000
70,000	(1)	Patterson Dental Co.	2,940,000

		Total	6,212,000

		Major Pharmaceuticals
30,000	(1)	Forest Laboratories, Inc., Class A	3,219,900
50,000	(1,2)	IDEC Pharmaceuticals Corp.	1,645,000
120,000		Mylan Laboratories, Inc.	4,047,600
180,000	(1)	SICOR, Inc.	2,838,600
Shares or Principal Amount			Value
Common Stocks--Continued
		Healthcare/Drug --Continued
		Major Pharmaceuticals--Continued
240,000	(1)	Sepracor, Inc.	$2,294,400

		Total	14,045,500

		Total Healthcare/Drug	32,931,700

		Technology--2.7%
		Communication Equipment
120,000	(1)	Cypress Semiconductor Corp.	1,036,800
20,000	(1)	L-3 Communications Holdings, Inc.	898,800
160,000	(1)	Lam Research Corp.	2,598,400

		Total Technology	4,534,000

		Transportation--3.8%
		Airlines
160,000	(1)	Atlantic Coast Airlines	1,715,200
500,000	(1)	Frontier Airlines, Inc.	2,835,000
140,000		SkyWest, Inc.	1,905,400

		Total Transportation	6,455,600

		Utilities--0.6%
		Natural Gas
30,000		Equitable Resources, Inc.	1,058,100

		Total Common Stocks (identified cost $139,571,917)	146,141,500

Exchange Traded Fund--5.3%
320,000	(1,2)	Nasdaq Index Tracking Stock (identified cost $7,753,470)	8,838,400

Repurchase Agreement--7.9%
$13,231,671		Repurchase agreement with GX Clarke & Co., dated 11/29/2002, due 12/2/2002 at 1.25%, collateralized by U.S. Treasury Bills, due 12/26/2002 (repurchase proceeds $13,233,049) (cost of $13,231,671)	13,231,671

		Total Investments (identified cost $160,557,058)(3)	$168,211,571

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $160,890,568. The net unrealized appreciation of investments on a federal tax basis amounts to $7,321,003 which is comprised of $16,613,752 appreciation and $9,292,749 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($168,354,291) at November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

November 30, 2002

	Government Money Market Fund	Treasury Money Market Fund	Limited Maturity Government Fund		Fixed Income Fund
Assets:
Investments in securities, at value	$50,387,630	$891,635,991	$147,719,234		$260,806,677
Investments in repurchase agreements	22,134,859	--	10,289,950		24,040,804

Total investments in securities	72,522,489	891,635,991	158,009,184		284,847,481

Cash	107	--	109		102
Income receivable	6,545	45,239	1,643,041		3,000,352
Collateral for securities lending	16,024,963	249,447,583	39,806,594		63,159,290
Receivable for shares sold	954,579	10,973,793	994,836		1,096,452

Total assets	89,508,683	1,152,102,606	200,453,764		352,103,677

Liabilities:
Payable for shares redeemed	--	3,465,058	975,689		1,339,976
Income distribution payable	69,335	507,455	299,466		610,004
Payable upon return of securities loaned	16,024,963	249,447,583	39,806,594		63,159,290
Payable to bank	--	261,117	--		--
Accrued expenses	57,259	488,338	110,659		206,216

Total liabilities	16,151,557	254,169,551	41,192,408		65,315,486

Net Assets Consist of:
Paid-in capital	$73,357,126	$897,933,055	$154,896,376		$270,820,192
Net unrealized appreciation of investments	--	--	4,092,112		15,426,108
Accumulated net realized gain on investments	--	--	272,386		541,902
Undistributed (distributions in excess of) net investment income	--	--	482		(11)

Total Net Assets	$73,357,126	$897,933,055	$159,261,356		$286,788,191

Net Asset Value, Offering Price Per Share:(1)
(net assets shares outstanding)
Class A Shares	$1.00	$1.00	$10.31		$11.10
Class B Shares	--	$1.00	$10.31		$11.10
Class C Shares	--	--	$10.31		$11.10

Offering Price Per Share:(1)
Class A Shares	$1.00	$1.00	$10.80	(2)	$11.62	(2)
Class B Shares	--	$1.00	$10.31		$11.10
Class C Shares	--	--	$10.41	(3)	$11.21	(3)

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$1.00	$10.31		$11.10
Class B Shares	--	$1.00	$9.79	(4)	$10.55	(4)
Class C Shares	--	--	$10.21	(5)	$10.99	(5)

Net Assets:
Class A Shares	$73,357,126	$779,770,108	$144,273,566		$255,280,352
Class B Shares	--	$118,162,947	$14,977,335		$31,180,479
Class C Shares	--	--	$10,455		$327,360

Shares Outstanding:
Class A Shares	73,357,024	779,775,733	13,989,056		23,002,409
Class B Shares	--	118,157,101	1,452,236		2,809,607
Class C Shares	--	--	1,014		29,497

Investments, at identified cost	$72,522,489	$891,635,991	$153,917,072		$269,421,373

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/95.5 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

November 30, 2002

	Balanced Fund		Value Fund		Growth Fund		Aggressive Growth Fund
Assets:
Investments in securities, at value	$126,095,720		$212,304,991		$332,391,500		$154,979,900
Investments in repurchase agreements	4,791,964		12,064,489		32,465,161		13,231,671

Total investments in securities	130,887,684		224,369,480		364,856,661		168,211,571

Cash	105		--		108		112
Income receivable	638,119		484,645		225,105		28,819
Collateral for securities lending	26,639,304		19,876,548		13,919,771		12,018,676
Receivable for investments sold	--		5,013,922		--		--
Receivable for shares sold	387,139		778,872		1,345,996		1,143,020

Total assets	158,552,351		250,523,467		380,347,641		181,402,198

Liabilities:
Payable for investments purchased	1,537,573		6,254,875		--		869,940
Payable for shares redeemed	287,563		689,073		1,193,982		--
Payable upon return of securities loaned	26,639,304		19,876,548		13,919,771		12,018,676
Payable to bank	--		441,618		--		--
Accrued expenses	122,213		195,926		388,660		159,291

Total liabilities	28,586,653		27,458,040		15,502,413		13,047,907

Net Assets Consist of:
Paid-in capital	$128,440,133		$265,483,138		$430,030,948		$175,859,255
Net unrealized appreciation of investments	7,371,970		10,516,185		34,323,632		7,654,513
Accumulated net realized loss on investments	(6,244,271)		(52,933,896)		(99,509,352)		(15,159,477)
Undistributed net investment income	397,866		--		--		--

Total Net Assets	$129,965,698		$223,065,427		$364,845,228		$168,354,291

Net Asset Value, Offering Price Per Share:(1)
(net assets shares outstanding)
Class A Shares	$12.88		$12.22		$13.03		$11.99
Class B Shares	$12.90		$12.24		$12.90		$11.95
Class C Shares	$12.90		$12.21		$12.95		$11.92

Offering Price Per Share:(1)
Class A Shares	$13.63	(2)	$12.93	(2)	$13.79	(2)	$12.69	(2)
Class B Shares	$12.90		$12.24		$12.90		$11.95
Class C Shares	$13.03	(3)	$12.33	(3)	$13.08	(3)	$12.04	(3)

Redemption Proceeds Per Share:(1)
Class A Shares	$12.88		$12.22		$13.03		$11.99
Class B Shares	$12.26	(4)	$11.63	(4)	$12.26	(4)	$11.35	(4)
Class C Shares	$12.77	(5)	$12.09	(5)	$12.82	(5)	$11.80	(5)

Net Assets:
Class A Shares	$92,530,167		$196,422,520		$271,852,300		$114,660,011
Class B Shares	$36,823,941		$26,587,640		$92,853,731		$53,435,003
Class C Shares	$611,590		$55,267		$139,197		$259,277

Shares Outstanding:
Class A Shares	7,182,776		16,080,240		20,857,977		9,564,657
Class B Shares	2,854,231		2,172,310		7,196,680		4,473,090
Class C Shares	47,403		4,525		10,746		21,760

Investments, at identified cost	$123,515,714		$213,853,295		$330,533,029		$160,557,058

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/94.5 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

For the year ended November 30, 2002

	Government Money Market Fund(1)	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund
Investment Income:
Interest	$1,305,340 (2)	$14,261,914 (3)	$6,923,981 (4)	$14,232,678	(5)

Expenses:
Investment adviser fee	372,454	4,051,557	1,044,373	2,071,353
Administrative personnel and services fee	67,042	729,280	134,277	248,562
Custodian fees	17,328	88,015	32,339	53,927
Transfer and dividend disbursing agent fees and expenses	20,195	120,766	76,193	125,985
Directors'/Trustees' fees	394	7,072	2,117	2,824
Auditing fees	19,238	17,716	15,338	19,320
Legal fees	2,997	4,446	4,212	4,337
Portfolio accounting fees	23,915	245,758	48,449	89,547
Distribution services fee--Class B Shares	--	490,545	42,418	87,203
Distribution services fee--Class C Shares	--	--	19	966
Shareholder services fees--Class A Shares	186,027	1,719,187	337,636	617,460
Shareholder services fees--Class B Shares	--	306,591	35,348	72,669
Shareholder services fees--Class C Shares	--	--	5	322
Share registration costs	39,583	28,040	35,336	39,706
Printing and postage	12,326	40,753	6,871	10,220
Insurance premiums	985	3,872	1,387	1,939
Miscellaneous	2,990	1,417	2,226	606

Total expenses	765,474	7,855,015	1,818,544	3,446,946

Waivers:
Waiver of investment adviser fee	(260,718)	(2,025,778)	(298,392)	(690,451)
Waiver of administrative personnel and services fee	(33,187)	--	--	--
Waiver of distribution services fee-- Class B Shares	--	(183,954)	(7,070)	--
Waiver of shareholder services fee--Class A Shares	(186,027)	--	--	--

Total waivers	(479,932)	(2,209,732)	(305,462)	(690,451)

Net expenses	285,542	5,645,283	1,513,082	2,756,495

Net investment income	1,019,798	8,616,631	5,410,899	11,476,183

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	--	--	424,114	2,741,401
Net change in unrealized appreciation (depreciation) of investments	--	--	(105)	4,239,040

Net realized and unrealized gain on investments	--	--	424,009	6,980,441

Change in net assets resulting from operations	$1,019,798	$8,616,631	$5,834,908	$18,456,624

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(2) Including income on securities loaned of $1,953.

(3) Including income on securities loaned of $50,280.

(4) Including income on securities loaned of $7,358.

(5) Including income on securities loaned of $17,178.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

For the year ended November 30, 2002

	Balanced Fund	Value Fund	Growth Fund	Aggressive Growth Fund
Investment Income:
Interest	$3,273,102 (1)	$340,035 (2)	$1,009,760 (3)	$438,656 (4)
Dividends	1,096,832 (5)	4,672,953 (6)	3,745,741 (7)	1,142,111 (8)

Total income	4,369,934	5,012,988	4,755,501	1,580,767

Expenses:
Investment adviser fee	1,127,639	1,892,292	3,105,275	1,345,966
Administrative personnel and services fee	126,860	212,883	349,344	161,516
Custodian fees	30,691	47,973	65,579	38,390
Transfer and dividend disbursing agent fees and expenses	139,490	143,255	399,976	200,522
Directors'/Trustees' fees	1,761	3,381	4,527	2,358
Auditing fees	15,456	15,520	15,277	15,415
Legal fees	4,083	4,195	4,428	4,713
Portfolio accounting fees	44,462	68,637	114,676	51,053
Distribution services fee--Class B Shares	135,660	89,870	326,306	170,450
Distribution services fee--Class C Shares	1,222	339	231	710
Shareholder services fees--Class A Shares	238,930	516,337	698,400	306,377
Shareholder services fees--Class B Shares	113,050	74,891	271,922	142,042
Shareholder services fees--Class C Shares	407	113	77	237
Share registration costs	31,354	30,577	54,250	35,213
Printing and postage	25,739	19,420	90,225	33,712
Insurance premiums	1,536	1,766	2,499	1,554
Miscellaneous	2,908	1,616	4,150	2,331

Total expenses	2,041,248	3,123,065	5,507,142	2,512,559

Waivers:
Waiver of investment adviser fee	(70,477)	(118,268)	(194,080)	--

Net expenses	1,970,771	3,004,797	5,313,062	2,512,559

Net investment income (net operating loss)	2,399,163	2,008,191	(557,561)	(931,792)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(6,077,067)	(33,812,432)	(29,275,903)	(12,071,070)
Net change in unrealized appreciation (depreciation) of investments	(4,399,311)	2,526,439	(34,653,022)	(11,510,011)

Net realized and unrealized loss on investments	(10,476,378)	(31,285,993)	(63,928,925)	(23,581,081)

Change in net assets resulting from operations	$(8,077,215)	$(29,277,802)	$(64,486,486)	$(24,512,873)

(1) Including income on securities loaned of $4,035.

(2) Including income on securities loaned of $1,098.

(3) Including income on securities loaned of $1,168.

(4) Including income on securities loaned of $3,276.

(5) Net of foreign taxes withheld of $1,155.

(6) Net of foreign taxes withheld of $4,268.

(7) Net of foreign taxes withheld of $3,300.

(8) Net of foreign taxes withheld of $2,100.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Government Money Market Fund	Treasury Money Market Fund
	Period Ended November 30, 2002 (1)	Year Ended November 30,
		2002	2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,019,798	$8,616,631	$27,993,157

Change in net assets resulting from operations	1,019,798	8,616,631	27,993,157

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(1,019,798)	(7,581,658)	(22,419,813)
Class B Shares	--	(1,034,973)	(5,573,344)

Change in net assets resulting from distributions to shareholders	(1,019,798)	(8,616,631)	(27,993,157)

Share Transactions--
Proceeds from sales of shares	159,803,022	1,086,663,775	1,082,035,630
Net asset value of shares issued to shareholders in payment of dividends declared	--	1,824,312	6,890,235
Cost of shares redeemed	(86,445,896)	(994,659,101)	(946,916,276)

Change in net assets resulting from share transactions	73,357,126	93,828,986	142,009,589

Change in net assets	73,357,126	93,828,986	142,009,589
Net Assets:
Beginning of period	--	804,104,069	662,094,480

End of period	$73,357,126	$897,933,055	$804,104,069

Undistributed net investment income included in net assets at end of period	$--	$--	$--

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Limited Maturity Government Fund		Fixed Income Fund
	Year Ended November 30,		Year Ended November 30,
	2002	2001	2002	2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$5,410,899	$6,057,519	$11,476,183	$13,733,644
Net realized gain on investments	424,114	1,139,527	2,741,401	3,413,819
Net change in unrealized appreciation (depreciation) of investments	(105)	3,101,704	4,239,040	10,356,434

Change in net assets resulting from operations	5,834,908	10,298,750	18,456,624	27,503,897

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(5,168,917)	(3,698,467)	(10,343,933)	(10,668,873)
Class B Shares	(553,711)	(2,395,518)	(1,128,027)	(3,074,078)
Class C Shares	(84)	--	(4,234)	--
Distributions from net realized gain on investment transactions:
Class A Shares	(84,876)	--	--	--
Class B Shares	(7,124)	--	--	--
Class C Shares	(4)	--	--	--

Change in net assets resulting from distributions to shareholders	(5,814,716)	(6,093,985)	(11,476,194)	(13,742,951)

Share Transactions--
Proceeds from sales of shares	70,391,255	93,972,462	81,541,032	100,634,630
Net asset value of shares issued to shareholders in payment of dividends declared	2,369,688	2,035,452	3,911,142	2,777,263
Cost of shares redeemed	(53,957,312)	(73,926,159)	(81,244,108)	(101,107,421)

Change in net assets resulting from share transactions	18,803,631	22,081,755	4,208,066	2,304,472

Change in net assets	18,823,823	26,286,520	11,188,496	16,065,418
Net Assets:
Beginning of period	140,437,533	114,151,013	275,599,695	259,534,277

End of period	$159,261,356	$140,437,533	$286,788,191	$275,599,695

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$482	$50,000	$(11)	$--

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Balanced Fund		Value Fund
	Year Ended November 30,		Year Ended November 30,
	2002	2001	2002	2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,399,163	$3,811,447	$2,008,191	$3,512,473
Net realized gain (loss) on investments	(6,077,067)	2,594,185	(33,812,432)	(4,238,124)
Net change in unrealized appreciation (depreciation) of investments	(4,399,311)	(11,445,784)	2,526,439	(18,969,057)

Change in net assets resulting from operations	(8,077,215)	(5,040,152)	(29,277,802)	(19,694,708)

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(1,784,248)	(296,147)	(1,980,072)	(2,814,484)
Class B Shares	(591,286)	(3,624,558)	(130,055)	(942,910)
Class C Shares	(1,160)	--	(101)	--
Distributions from paid in capital:
Class A Shares	--	--	(54,839)	--
Class B Shares	--	--	(3,163)	--
Class C Shares	--	--	(4)	--
Distributions from net realized gain on investment transactions:
Class A Shares	(1,706,938)	(93,077)	--	--
Class B Shares	(1,054,448)	(1,201,541)	--	--
Class C Shares	(3)	--	--	--

Change in net assets resulting from distributions to shareholders	(5,138,083)	(5,215,323)	(2,168,234)	(3,757,394)

Share Transactions--
Proceeds from sales of shares	29,312,717	108,330,603	46,638,285	87,738,323
Net asset value of shares issued to shareholders in payment of dividends declared	4,980,118	4,717,496	1,220,817	1,546,225
Cost of shares redeemed	(42,178,019)	(121,280,719)	(39,177,362)	(85,643,016)

Change in net assets resulting from share transactions	(7,885,184)	(8,232,620)	8,681,740	3,641,532

Change in net assets	(21,100,482)	(18,488,095)	(22,764,296)	(19,810,570)
Net Assets:
Beginning of period	151,066,180	169,554,275	245,829,723	265,640,293

End of period	$129,965,698	$151,066,180	$223,065,427	$245,829,723

Undistributed net investment income included in net assets at end of period	$397,866	$375,400	$--	$102,037

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Growth Fund		Aggressive Growth Fund
	Year Ended November 30,		Year Ended November 30,
	2002	2001	2002	2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(557,561)	$(1,093,311)	$(931,792)	$264,010
Net realized loss on investments	(29,275,903)	(70,204,918)	(12,071,070)	(3,049,409)
Net change in unrealized appreciation (depreciation) of investments	(34,653,022)	(62,996,074)	(11,510,011)	9,479,560

Change in net assets resulting from operations	(64,486,486)	(134,294,303)	(24,512,873)	6,694,161

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(56,190)	--	(254,929)	(576,131)
Class B Shares	--	--	--	(496,617)
Distributions from net realized gain on investment transactions:
Class A Shares	--	(12,620,475)	--	(22,444,794)
Class B Shares	--	(13,845,175)	--	(18,919,044)

Change in net assets resulting from distributions to shareholders	(56,190)	(26,465,650)	(254,929)	(42,436,586)

Share Transactions--
Proceeds from sales of shares	76,210,457	174,149,450	60,980,116	141,948,417
Net asset value of shares issued to shareholders in payment of dividends declared	32,298	11,828,496	160,984	16,791,339
Cost of shares redeemed	(92,432,681)	(195,769,920)	(60,646,161)	(114,631,072)

Change in net assets resulting from share transactions	(16,189,926)	(9,791,974)	494,939	44,108,684

Change in net assets	(80,732,602)	(170,551,927)	(24,272,863)	8,366,259
Net Assets:
Beginning of period	445,577,830	616,129,757	192,627,154	184,260,895

End of period	$364,845,228	$445,577,830	$168,354,291	$192,627,154

Undistributed net investment income included in net assets at end of period	$--	$14,976	$--	$256,125

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Government Money Market Fund--Class A Shares
2002(1)	$ 1.00	0.01		--	0.01	(0.01)	--	--
Treasury Money Market Fund--Class A Shares
1998	$ 1.00	0.05		--	0.05	(0.05)	--	--
1999	$ 1.00	0.04		--	0.04	(0.04)	--	--
2000	$ 1.00	0.05		--	0.05	(0.05)	--	--
2001	$ 1.00	0.04		--	0.04	(0.04)	--	--
2002	$ 1.00	0.01		--	0.01	(0.01)	--	--
Treasury Money Market Fund--Class B Shares
1998	$ 1.00	0.04		--	0.04	(0.04)	--	--
1999	$ 1.00	0.04		--	0.04	(0.04)	--	--
2000	$ 1.00	0.05		--	0.05	(0.05)	--	--
2001	$ 1.00	0.04		--	0.04	(0.04)	--	--
2002	$ 1.00	0.01		--	0.01	(0.01)	--	--
Limited Maturity Government Fund--Class A Shares
1998(2)	$ 9.96	0.25		0.11	0.36	(0.25)	--	--
1999	$10.07	0.46		(0.20)	0.26	(0.46)	(0.01)	--
2000	$ 9.86	0.53		0.10	0.63	(0.52)	--	--
2001	$ 9.97	0.50		0.35	0.85	(0.50)	--	--
2002	$10.32	0.39	(3)	0.01 (3)	0.40	(0.40)	(0.01)	--
Limited Maturity Government Fund--Class B Shares
1998	$ 9.94	0.46		0.13	0.59	(0.46)	--	--
1999	$10.07	0.45		(0.21)	0.24	(0.44)	(0.01)	--
2000	$ 9.86	0.48		0.13	0.61	(0.50)	--	--
2001	$ 9.97	0.50		0.33	0.83	(0.48)	--	--
2002	$10.32	0.33	(3)	0.05 (3)	0.38	(0.38)	(0.01)	--
Limited Maturity Government Fund--Class C Shares
2002(4)	$10.26	0.30	(3)	0.08 (3)	0.38	(0.32)	(0.01)	--
Fixed Income Fund--Class A Shares
1994	$10.67	0.54		(1.01)	(0.47)	(0.53)	(0.20)	(0.01	)(5)
1995(6)	$ 9.46	0.09		0.11	0.20	(0.09)	--	--
1998(2)	$10.39	0.28		0.22	0.50	(0.28)	--	--
1999	$10.61	0.53		(0.51)	0.02	(0.53)	--	--
2000	$10.10	0.59		0.17	0.76	(0.59)	--	--
2001	$10.27	0.55		0.55	1.10	(0.55)	--	--
2002	$10.82	0.46		0.28	0.74	(0.46)	--	--
Fixed Income Fund--Class B Shares
1998	$10.37	0.53		0.24	0.77	(0.53)	--	--
1999	$10.61	0.51		(0.51)	--	(0.51)	--	--
2000	$10.10	0.56		0.17	0.73	(0.56)	--	--
2001	$10.27	0.52		0.55	1.07	(0.52)	--	--
2002	$10.82	0.42		0.28	0.70	(0.42)	--	--
Fixed Income Fund--Class C Shares
2002(1)	$10.82	0.37		0.28	0.65	(0.37)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002, was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Class A	($0.02)	$0.02	(0.18)%
Class B	($0.02)	$0.02	(0.18)%
Class C	($0.02)	$0.02	(0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(7)	Expenses		Net investment income		Expense waiver/ reimbursement(8)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.01)	$1.00	1.36%	0.38	%(9)	1.37	%(9)	0.65	%(9)	$73,357	--

(0.05)	$1.00	4.71%	0.47%		4.57%		0.25%		$524,592	--
(0.04)	$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)	$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)	$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--
(0.01)	$1.00	1.11%	0.66%		1.10%		0.25%		$779,770	--

(0.04)	$1.00	4.30%	0.87%		4.17%		0.25%		$89,673	--
(0.04)	$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)	$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)	$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--
(0.01)	$1.00	0.85%	0.91%		0.85%		0.40%		$118,163	--

(0.25)	$10.07	3.59%	1.04	%(9)	4.73	%(9)	--		$55,627	69%
(0.47)	$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)	$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)	$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%
(0.41)	$10.31	3.95%	0.99%		3.65	%(3)	0.20%		$144,274	53%

(0.46)	$10.07	6.05%	1.12%		4.65%		--		$33,456	69%
(0.45)	$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)	$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)	$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%
(0.39)	$10.31	3.70%	1.24%		3.39	%(3)	0.25%		$14,977	53%

(0.33)	$10.31	3.56%	1.74	%(9)	3.22	%(3,9)	0.20	%(9)	$10	53%

(0.74)	$9.46	(4.55)%	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$9.57	2.11%	0.82	%(9)	5.79	%(9)	0.25	%(9)	--	--
(0.28)	$10.61	4.87%	0.97	%(9)	5.19	%(9)	--		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.55)	$10.82	10.91%	0.71%		5.16%		0.25%		$241,393	51%
(0.46)	$11.10	6.96%	0.97%		4.19%		0.25%		$255,280	50%

(0.53)	$10.61	7.60%	0.99%		5.17%		--		$23,992	64%
(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206	51%
(0.42)	$11.10	6.65%	1.27%		3.88%		0.25%		$31,180	50%

(0.37)	$11.10	6.15%	1.72	%(9)	3.33	%(9)	0.25	%(9)	$327	50%

(4) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(5) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles ("GAAP"). These distributions did not represent a return of capital for federal income tax purposes.

(6) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(7) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(8) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(9) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital
Balanced Fund--Class A Shares
1998(1)	$14.52	0.19	0.80	0.99	(0.19)	--	--
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)	--
2000	$15.97	0.41	(0.59)	(0.18)	(0.41)	(0.45)	--
2001	$14.93	0.36	(0.73)	(0.37)	(0.38)	(0.11)	--
2002	$14.07	0.24(2)	(0.93)	(0.69)	(0.24)	(0.26)	--
Balanced Fund--Class B Shares
1998	$13.79	0.35	1.96	2.31	(0.37)	(0.41)	--
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)	--
2000	$15.96	0.37	(0.59)	(0.22)	(0.37)	(0.45)	--
2001	$14.92	0.39	(0.80)	(0.41)	(0.34)	(0.11)	--
2002	$14.06	0.19(2)	(0.92)	(0.73)	(0.17)	(0.26)	--
Balanced Fund--Class C Shares
2002(3)	$13.67	0.13(2)	(0.82)	(0.69)	(0.08)	--	--
Value Fund--Class A Shares
1998(1)	$17.31	0.10	(0.02)	0.08	(0.11)	--	--
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)	--
2000	$15.93	0.16	(0.17)	(0.01)	(0.16)	(0.54)	--
2001	$15.22	0.21	(1.27)	(1.06)	(0.22)	--	--
2002	$13.94	0.12	(1.71)	(1.59)	(0.13)	--	(0.00	)(4)(5)
Value Fund--Class B Shares
1998	$16.18	0.22	1.50	1.72	(0.21)	(0.42)	--
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)	--
2000	$15.92	0.13	(0.17)	(0.04)	(0.13)	(0.54)	--
2001	$15.21	0.24	(1.33)	(1.09)	(0.18)	--	--
2002	$13.94	0.08	(1.72)	(1.64)	(0.06)	--	(0.00	)(4)(5)
Value Fund--Class C Shares
2002(6)	$13.35	0.02	(1.14)	(1.12)	(0.02)	--	(0.00	)(4)(5)

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) Based on average shares outstanding.

(3) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

(4) Represents a return of capital for federal income tax purposes.

(5) Represents less than $(0.01).

(6) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(7) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(8) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(9) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(7)	Expenses		Net investment income		Expense waiver/ reimbursement(8)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11	%(9)	2.56	%(9)	--		$10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980	70%
(0.50)	$12.88	(4.99)%	1.30%		1.83%		0.05%		$92,530	82%

(0.78)	$15.32	17.49%	1.25%		2.42%		--		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086	70%
(0.43)	$12.90	(5.32)%	1.60%		1.44%		0.05%		$36,824	82%

(0.08)	$12.90	(5.31)%	2.05	%(9)	1.24	%(9)	0.05	%(9)	$612	82%

(0.11)	$17.28	0.50%	1.06	%(9)	1.29	%(9)	--		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%
(0.13)	$12.22	(11.47)%	1.23%		0.89%		0.05%		$196,423	163%

(0.63)	$17.27	11.00%	1.11%		1.24%		--		$47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%
(0.06)	$12.24	(11.81)%	1.53%		0.57%		0.05%		$26,588	163%

(0.02)	$12.21	(8.80)%	1.98	%(9)	0.21	%(9)	0.05	%(9)	$55	163%

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized gain on investment transactions
Growth Fund--Class A Shares
1994	$10.51	0.25		(0.10)	0.15	(0.23)		(0.07)
1995(1)	$10.36	0.08		0.02	0.10	(0.08)		(0.33)
1998(2)	$17.81	0.02		2.27	2.29	(0.02)		--
1999	$20.08	0.03		5.18	5.21	(0.01)		(1.73)
2000	$23.55	(0.07)		(2.68)	(2.75)	--		(0.42)
2001	$20.38	(0.03)		(4.20)	(4.23)	--		(0.88)
2002	$15.27	(0.01	)(3)	(2.23)	(2.24)	(0.00	)(4)	--
Growth Fund--Class B Shares
1998	$16.89	0.02		5.00	5.02	(0.03)		(1.80)
1999	$20.08	(0.03)		5.17	5.14	--		(1.73)
2000	$23.49	(0.12)		(2.66)	(2.78)	--		(0.42)
2001	$20.29	(0.13)		(4.12)	(4.25)	--		(0.88)
2002	$15.16	(0.05	)(3)	(2.21)	(2.26)	--		--
Growth Fund--Class C Shares
2002(5)	$15.46	(0.09	)(3)	(2.42)	(2.51)	--		--
Aggressive Growth Fund--Class A Shares
2000(6)	$17.62	0.08		(0.69)	(0.61)	--		--
2001	$17.01	0.03		0.64	0.67	(0.10)		(3.92)
2002	$13.66	(0.05	)(3)	(1.60)	(1.65)	(0.02)		--
Aggressive Growth Fund--Class B Shares
1999(7)	$10.00	--		3.20	3.20	--		(0.62)
2000	$12.58	0.13		4.64	4.77	--		(0.34)
2001	$17.01	0.02		0.63	0.65	(0.10)		(3.92)
2002	$13.64	(0.09	)(3)	(1.60)	(1.69)	--		--
Aggressive Growth Fund--Class C Shares
2002(5)	$13.71	(0.12	)(3)	(1.67)	(1.79)	--		--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(6) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(7) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(8) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(9) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(10) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Total distributions		Net Asset Value, end of period	Total return(8)	Expenses		Net investment income (net operating loss)		Expenses waiver/ reimbursement(9)		Net assets, end of period (000 omitted)	Portfolio turnover

(0.30)		$10.36	1.42%	0.79%		2.32%		0.30%		$143,876	66%
(0.41)		$10.05	1.00%	0.83	%(10)	2.76	%(10)	0.30	%(10)	--	--
(0.02)		$20.08	12.85%	1.00	%(10)	0.22	%(10)	--		$246,613	41%
(1.74)		$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)		$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)		$15.27	(21.59)%	1.02%		(0.09)%		0.05%		$306,923	47%
(0.00	)(4)	$13.03	(14.65)%	1.28%		(0.06)%		0.05%		$271,852	112%

(1.83)		$20.08	33.81%	1.08%		0.12%		--		$140,922	41%
(1.73)		$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)		$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)		$15.16	(21.79)%	1.27%		(0.34)%		0.05%		$138,655	47%
--		$12.90	(14.91)%	1.58%		(0.36)%		0.05%		$92,854	112%

--		$12.95	(16.88)%	2.03	%(10)	(0.81	)%(10)	0.05	%(10)	$139	112%

--		$17.01	(3.46)%	0.98	%(10)	1.07	%(10)	--		$101,056	118%
(4.02)		$13.66	3.91%	1.07%		0.24%		--		$144,726	81%
(0.02)		$11.99	(12.07)%	1.30%		(0.42)%		--		$114,660	126%

(0.62)		$12.58	33.17%	1.19	%(10)	(0.11	)%(10)	--		$95,992	64%
(0.34)		$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)		$13.64	3.76%	1.24%		0.05%		--		$47,901	81%
--		$11.95	(12.39)%	1.60%		(0.72)%		--		$53,435	126%

--		$11.92	(14.06)%	2.05	%(10)	(1.18	)%(10)	--		$259	126%

Regions Morgan Keegan Select Funds
Combined Notes to Financial Statements

November 30, 2002

(1) Organization

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 2002, which are presented herein:

Portfolio Name	Investment Objective

Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund")

Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. Treasury and government agency securities.

Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury obligations.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")

Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")

Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Value Fund ("Value Fund")

Income and growth of capital. The Fund pursues its objective by investing primarily in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")

Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings.

Regions Morgan Keegan Select Aggressive Growth Fund ("Aggressive Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less.

The Funds with fluctuating net asset values offer three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class B Shares and Class C Shares are identical in all respects to Class A Shares, except the Class B Shares and Class C Shares impose a contingent deferred sales charge (and impose different, or in the case of Class B Shares, no front-end sales charge) and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act. The Treasury Money Market Fund offers Class A Shares and Class B Shares. The Government Money Market Fund offers only Class A Shares. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with GAAP in the United States of America.

Investment Valuations--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities and exchange traded funds are valued at the last sale price reported on a national securities exchange. The Government Money Market Fund and the Treasury Money Market Fund use the amortized cost method to value each respective Fund's portfolio of securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. Income and gains are allocated to separate classes of shares based upon the relative net assets of each class. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies as revised, effective for fiscal years beginning after December 15, 2000. As required, the Limited Maturity Government Fund began amortizing premiums and discounts on debt securities on December 1, 2001. Prior to this date, the Fund did not amortize market premium and discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Limited Maturity Government Fund, but resulted in adjustments to its financial statements as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investment	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$110,851	$110,851	$(262,294)	$110,161	$152,133

Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net operating loss. The following reclassifications were made to the financial statements:

Fund	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Limited Maturity Government Fund	$(2)	$151,444	$(151,442)
Balanced Fund	3	(3)	--
Growth Fund	(598,775)	598,775	--
Aggressive Growth Fund	(930,596)	930,596	--

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications. Paid in capital for the Value Fund was reduced by $58,006 due to a tax return of capital.

As of November 30, 2002 the tax composition of distributions was as follows:

	Ordinary Income	Long-term capital gains	Tax Return of Capital
Government Money Market Fund	$1,019,798	$--	$--
Treasury Money Market Fund	8,616,631	--	--
Limited Maturity Government Fund	5,722,712	92,004	--
Fixed Income Fund	11,476,194	--	--
Balanced Fund	2,376,694	2,761,389	--
Value Fund	2,110,229	--	58,006
Growth Fund	56,190	--	--
Aggressive Growth Fund	254,929	--	--

As of November 30, 2002 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term capital gains	Unrealized appreciation (depreciation)
Government Money Market Fund	$69,467	$--	$--
Treasury Money Market Fund	507,675	--	--
Limited Maturity Government Fund	359,168	212,475	4,092,802
Fixed Income Fund	609,993	541,902	15,426,108
Balanced Fund	397,868	--	7,322,164
Value Fund	--	--	10,041,367
Growth Fund	--	--	34,300,715
Aggressive Growth Fund	--	--	7,321,003

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2002, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund, for federal tax purposes, had capital loss carryforwards of $6,194,465, $52,459,078, $99,486,435, and $14,825,965, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund	Expiring in 2008	Expiring in 2009	Expiring in 2010
Balanced Fund	$--	$--	$6,194,465
Value Fund	14,840,154	4,281,210	33,337,714
Growth Fund	--	67,921,401	31,565,034
Aggressive Growth Fund	--	3,036,764	11,789,201

Securities Lending--The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Fund Name	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Government Money Market Fund	$ 15,988,905	$ 16,024,963	$ 16,024,963
Treasury Money Market Fund	248,925,219	249,447,583	249,447,583
Limited Maturity Government Fund	38,677,129	39,806,594	39,806,594
Fixed Income Fund	61,228,032	63,159,290	63,159,290
Balanced Fund	25,840,631	26,639,304	26,639,304
Value Fund	19,107,946	19,876,548	19,876,548
Growth Fund	13,522,072	13,919,771	13,919,771
Aggressive Growth Fund	11,586,420	12,018,676	12,018,676

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

Government Money Market Fund (1)
Class A Shares	Period Ended November 30, 2002
Shares sold	159,802,920
Shares issued to shareholders in payment of distributions declared	--
Shares redeemed	(86,445,896)

Net change resulting from Class A Share transactions	73,357,024

	Treasury Money Market Fund
Class A Shares	Year Ended November 30, 2002	Year Ended November 30, 2001
Shares sold	912,463,164	778,266,884
Shares issued to shareholders in payment of distributions declared	989,077	2,666,858
Shares redeemed	(823,560,651)	(627,717,566)

Net change resulting from Class A Share transactions	89,891,590	153,216,176

	Treasury Money Market Fund
Class B Shares	Year Ended November 30, 2002	Year Ended November 30, 2001
Shares sold	174,200,390	303,768,746
Shares issued to shareholders in payment of distributions declared	835,235	4,223,377
Shares redeemed	(171,098,450)	(319,198,710)

Net change resulting from Class B Share transactions	3,937,175	(11,206,587)

Net change resulting from Fund Share transactions	93,828,765	142,009,589

	Limited Maturity Government Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,858,484	$60,256,041	7,098,573	$72,885,743
Shares issued to shareholders in payment of distributions declared	203,604	2,092,504	36,170	372,025
Shares redeemed	(4,292,552)	(44,120,408)	(1,833,116)	(18,628,545)

Net change resulting from Class A Share transactions	1,769,536	$18,228,137	5,301,627	$54,629,223

	Limited Maturity Government Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	985,262	$10,118,591	2,068,017	$21,086,719
Shares issued to shareholders in payment of distributions declared	26,958	277,147	162,995	1,663,427
Shares redeemed	(953,337)	(9,830,741)	(5,372,893)	(55,297,614)

Net change resulting from Class B Share transactions	58,883	$564,997	(3,141,881)	$(32,547,468)

Net change resulting from Fund Share transactions	--	--	2,159,746	$22,081,755

	Limited Maturity Government Fund
	Period Ended November 30, 2002 (2)
Class C Shares	Shares	Dollars
Shares sold	1,608	$16,623
Shares issued to shareholders in payment of distributions declared	4	37
Shares redeemed	(598)	(6,163)

Net change resulting from Class C Share transactions	1,014	$10,497

Net change resulting from Fund Share transactions	1,829,433	$18,803,631

	Fixed Income Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	6,059,283	$66,293,116	6,343,987	$67,892,854
Shares issued to shareholders in payment of distributions declared	291,278	3,176,345	115,633	1,244,440
Shares redeemed	(5,668,139)	(61,719,297)	(4,108,212)	(43,541,267)

Net change resulting from Class A Share transactions	682,422	$7,750,164	2,351,408	$25,596,027

	Fixed Income Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,372,974	$14,917,114	3,084,201	$32,741,776
Shares issued to shareholders in payment of distributions declared	67,001	731,215	143,908	1,532,823
Shares redeemed	(1,793,222)	(19,513,557)	(5,356,539)	(57,566,154)

Net change resulting from Class B Share transactions	(353,247)	$(3,865,228)	(2,128,430)	$(23,291,555)

Net change resulting from Fund Share transactions	--	--	222,978	$2,304,472

	Fixed Income Fund
	Period Ended November 30, 2002 (1)
Class C Shares	Shares	Dollars
Shares sold	30,191	$330,802
Shares issued to shareholders in payment of distributions declared	321	3,582
Shares redeemed	(1,015)	(11,254)

Net change resulting from Class C Share transactions	29,497	$323,130

Net change resulting from Fund Share transactions	358,672	$4,208,066

	Balanced Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,690,317	$22,820,781	5,978,575	$84,135,952
Shares issued to shareholders in payment of distributions declared	254,799	3,399,298	8,767	120,080
Shares redeemed	(1,371,028)	(17,822,217)	(191,357)	(2,735,856)

Net change resulting from Class A Share transactions	574,088	$8,397,862	5,795,985	$81,520,176

	Balanced Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	432,206	$5,781,576	1,675,614	$24,194,651
Shares issued to shareholders in payment of distributions declared	117,367	1,579,659	325,466	4,597,416
Shares redeemed	(1,828,085)	(24,265,685)	(8,417,518)	(118,544,863)

Net change resulting from Class B Share transactions	(1,278,512)	$(16,904,450)	(6,416,438)	(89,752,796)

Net change resulting from Fund Share transactions	--	--	(620,453)	$(8,232,620)

	Balanced Fund
	Period Ended November 30, 2002 (3)
Class C Shares	Shares	Dollars
Shares sold	54,321	$710,360
Shares issued to shareholders in payment of distributions declared	95	1,161
Shares redeemed	(7,013)	(90,117)

Net change resulting from Class C Share transactions	47,403	$621,404

Net change resulting from Fund Share transactions	(657,021)	$(7,885,184)

	Value Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,930,025	$38,679,784	4,606,333	$66,101,535
Shares issued to shareholders in payment of distributions declared	84,952	1,116,687	60,067	822,018
Shares redeemed	(2,331,386)	(30,614,685)	(1,913,712)	(28,126,580)

Net change resulting from Class A Share transactions	683,591	$9,181,786	2,752,688	$38,796,973

	Value Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	581,104	$7,898,351	1,453,230	$21,636,788
Shares issued to shareholders in payment of distributions declared	7,818	104,130	51,457	724,207
Shares redeemed	(652,934)	(8,562,546)	(4,082,317)	(57,516,436)

Net change resulting from Class B Share transactions	(64,012)	$(560,065)	(2,577,630)	$(35,155,441)

Net change resulting from Fund Share transactions	--	--	175,058	$3,641,532

	Value Fund
	Period Ended November 30, 2002 (4)
Class C Shares	Shares	Dollars
Shares sold	4,536	$60,150
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(11)	(131)

Net change resulting from Class C Share transactions	4,525	$60,019

Net change resulting from Fund Share transactions	624,104	$8,681,740

	Growth Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	4,416,892	$60,249,306	8,163,238	$128,939,534
Shares issued to shareholders in payment of distributions declared	2,846	32,298	1,801	34,055
Shares redeemed	(3,659,828)	(50,008,764)	(2,531,108)	(41,359,942)

Net change resulting from Class A Share transactions	759,910	$10,272,840	5,633,931	$87,613,647

	Growth Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,109,819	$15,817,082	2,683,131	$45,209,916
Shares issued to shareholders in payment of distributions declared	--	--	626,701	11,794,441
Shares redeemed	(3,057,234)	(42,423,793)	(9,998,434)	(154,409,978)

Net change resulting from Class B Share transactions	(1,947,415)	$(26,606,711)	(6,688,602)	$(97,405,621)

Net change resulting from Fund Share transactions	--	--	(1,054,671)	$(9,791,974)

	Growth Fund
	Period Ended November 30, 2002 (5)
Class C Shares	Shares	Dollars
Shares sold	10,756	$144,069
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(10)	(124)

Net change resulting from Class C Share transactions	10,746	$143,945

Net change resulting from Fund Share transactions	(1,176,759)	$(16,189,926)

	Aggressive Growth Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,675,263	$32,944,559	6,355,889	$86,200,251
Shares issued to shareholders in payment of distributions declared	11,716	160,984	7,749	105,849
Shares redeemed	(3,716,800)	(46,616,892)	(1,709,868)	(23,885,817)

Net change resulting from Class A Share transactions	(1,029,821)	$(13,511,349)	4,653,770	$62,420,283

	Aggressive Growth Fund
	Year Ended November 30, 2002		Year Ended November 30, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,104,341	$27,728,364	4,080,873	$55,748,166
Shares issued to shareholders in payment of distributions declared	--	--	1,221,485	16,685,490
Shares redeemed	(1,143,934)	(13,983,178)	(6,680,793)	(90,745,255)

Net change resulting from Class B Share transactions	960,407	$13,745,186	(1,378,435)	$(18,311,599)

Net change resulting from Fund Share transactions	--	--	3,275,335	$44,108,684

	Aggressive Growth Fund
	Period Ended November 30, 2002 (5)
Class C Shares	Shares	Dollars
Shares sold	25,758	$307,193
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(3,998)	(46,091)

Net change resulting from Class C Share transactions	21,760	$261,102

Net change resulting from Fund Share transactions	(47,654)	$494,939

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(2) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(3) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

(4) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(5) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Morgan Asset Management Inc., an indirect, wholly-owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Government Money Market Fund	0.50%
Treasury Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%

Administrative Personnel and Services Fee--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period. Regions Bank serves as sub-administrator to the Trust. The fee paid to Regions Bank is based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period. The total administrative personnel and service fee paid to Regions Bank for the year ended November 30, 2002 was $563,824.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B and C Shares to finance activities intended to result in the sale of the Funds' Class B and C Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares	% of avg. daily net assets of each Fund's Class C Shares
Treasury Money Market Fund	0.40%	--
Limited Maturity Government Fund	0.30%	0.75%
Fixed Income Fund	0.30%	0.75%
Balanced Fund	0.30%	0.75%
Value Fund	0.30%	0.75%
Growth Fund	0.30%	0.75%
Aggressive Growth Fund	0.30%	0.75%

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of each Fund's Class A Shares, Class B Shares and Class C Shares average daily net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer Agent and Dividend Disbursing Agent Fees--Morgan Keegan & Co. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Morgan Keegan is based on the size, type, and number of accounts and transactions made by shareholders. The total transfer agent and dividend disbursing agent fee paid to Morgan Keegan & Co. for the year ended November 30, 2002 was $38,974. Prior to November 11, 2002, Federated Services Company served as the Funds' transfer and dividend disbursing agent.

Portfolio Accounting Fees--State Street Bank & Trust Company maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$8,486,720	$10,223,200
Fixed Income Fund	26,821,270	6,113,400
Balanced Fund	82,679,892	61,026,367
Value Fund	387,261,706	356,527,676
Growth Fund	391,802,949	370,398,778
Aggressive Growth Fund	198,497,213	194,677,701

Purchases and sales of long-term U.S. Government Securities for the year ended November 30, 2002, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$81,293,286	$63,029,676
Fixed Income Fund	103,268,624	128,556,390
Balanced Fund	27,014,356	42,618,328

(6) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

(7) Change in Independent Accountants (Unaudited)

In August 2002, Deloitte & Touche LLP was dismissed as independent accountant for the Funds. PricewaterhouseCoopers LLP was selected as the Funds' independent accountant. The Funds' selection of PricewaterhouseCoopers as its independent accountant was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The reports on the financial statements audited by Deloitte & Touche for the years ended November 30, 2001 and 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte & Touche would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Independent Accountant's Report

To the Board of Trustees and Shareholders of
Regions Morgan Keegan Select Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Regions Morgan Keegan Select Funds (compromised of the following portfolios: Regions Morgan Keegan Select Government Money Market Fund, Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Limited Maturity Government Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Growth Fund and Regions Morgan Keegan Select Aggressive Growth Fund, hereafter referred to as the "Funds") as of November 30, 2002, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, prov ide a reasonable basis for our opinion. The statements of changes for the year ended November 30, 2001 and the financial highlights for the periods presented on and prior to November 30, 2001 were audited by other independent accountants whose report dated January 9, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 15, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Regions Morgan Keegan Select Funds Complex consists of 8 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Federated Investors Funds--139 portfolios; Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1991	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations : Director or Trustee of the Federated Fund Complex;

Previous Position: Partner, Andersen Worldwide SC.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Officers

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Peter J. Germain Birth Date: September 3, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	Principal Occupations: Senior Vice President and Director of Proprietary Funds Services, Federated Services Company. Previous Positions: Senior Corporate Counsel, Federated Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Heather W. Froehlich Birth Date: May 30, 1970 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Principal Occupations: Vice President, Business Manager and Relationship Manager for Mutual Fund Services, Federated Services Company.

Regions Morgan Keegan Select
Aggressive Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select
Aggressive Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select
Aggressive Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select
Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select
Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select
Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Select
Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select
Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select
Fixed Income Fund Class C Shares	RMKFX	75913Q779
Regions Morgan Keegan Select
Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select
Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select
Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select
Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select
Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select
Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select
Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select
Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select
Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select
Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select
Value Fund Class C Shares	RMKVX	75913Q787
Regions Morgan Keegan Select
Government Money Market Fund Class A Shares	RMKXX	75913Q829

Federated Securities Corp., Distributor

[Logo of Regions Morgan Keegan Select Funds]

007575 (1/03)

TRU 166